CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)
Operating activities:
Net loss	$ (15,101)	¥ (102,842)	¥ (65,653)	¥ (152,790)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	1,558	10,612	13,796	16,452
(Gain)/loss on disposal of plant and equipment	61	418	914	(5,299)
Gain on disposal of land use right	0	0	0	(1,505)
Loss (gain) on termination of business disposal	(26)	(178)	0	90,683
Allowance for doubtful account	28	189	0	2,105
Allowance for due from related parties	4,161	28,340	0	0
Impairment on intangible assets	0		0	1,433
Impairment on long-term equity investment	880	5,994	0	2,374
Impairment on land use rights		2,704	397	2,704
Impairment on plant and equipment	3,526	24,012	4,213	0
Impairment on right of use assets	202	1,375	0	0
Inventory write off	1,190	8,104	5,973	(13,601)
Non-cash interest expense (interest accretion)	0	0	0	16,757
Share-based compensation expense	1,933	13,161	12,188	4,313
Changes in operating assets and liabilities:
Accounts receivable	(268)	(1,828)	(1,481)	24
Due from related parties	(2,460)	(16,755)	101,216	55,940
Advances to suppliers	(284)	(1,935)	650	2,062
Inventories	1,007	6,855	47,447	13,064
Other current assets	187	1,276	(1,341)	1,084
Operating lease right-of-use assets, net	(570)	(3,879)	0	0
Other assets	337	2,296	(1,191)	(6)
Accounts payable	(13)	(87)	1,768	(950)
Due to growers	(83)	(566)	(724)	1,449
Due to related parties	(690)	(4,698)	(251,099)	(50,077)
Advances from customers	1,828	12,446	38,675	4,018
Income tax payable	41	280	656	0
Lease liabilities	474	3,230	0	0
Other long-term liabilities	(839)	(5,711)	7,507	810
Other payables and accrued expenses	1,700	11,572	26,356	1,615
Net cash used in operating activities	(824)	(5,615)	(60,130)	(10,045)
Investing activities:
Proceeds from disposal of commercial seed business, net of cash disposed (note 4)	0	0	0	33,600
Purchase of plant and equipment	0	0	0	(2,982)
Proceeds from disposal of plant and equipment and land use right	0	3	0	16,872
Due from related party-noncurrent	(6,203)	(42,246)	0	0
Cash from termination of second closing of disposal of commercial seed business (note 4)	0	0	0	101
Net cash provided by investing activities	(6,203)	(42,243)	0	47,591
Financing activities:
Proceeds from short-term borrowings	0	0	0	19,000
Repayment from due to related parties	(1,682)	(11,454)	0	0
Proceeds from non-controlling interest capital contribution	308	2,100	9,379	0
Proceeds from issuance of common stock	2,382	16,223	53,599	0
Repayment of short-term borrowings	0	0	0	(34,000)
Proceeds from long-term borrowings	20,214	137,660	0	0
Repayment of long-term borrowings	(11,543)	(78,611)	0	(20,376)
Net cash (used in) provided by financing activities	9,679	65,918	62,978	(35,376)
Net increase in cash and cash equivalents	2,652	18,060	2,848	2,170
Cash and cash equivalents, beginning of year	470	3,198	1,990	3,245
Effect of exchange rate changes on cash and cash equivalents	201	1,371	(1,640)	(3,425)
Restricted cash	22
Cash and cash equivalents, end of the year	3,301	22,482	3,198	1,990
Tota cash, cash equivalents, restricted cash and restricted cash equivalentsl	470	3,198	1,990	3,245
Supplemental disclosures of cash flow information:
Income taxes paid	0	0	0	0
Interest paid	54	366	4,680	4,861
Supplemental disclosure of non-cash financing activities:
Sale of equipment in repayment of due to related parties	792	0	5,600	0
Conversion of convertible promissory note	$ 0	¥ 0	¥ 0	¥ 15,644